Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
10.      Subsequent Events

On July 31, 2012, the Company entered into a four year term note payable to the Federal Communications Commission (“FCC”) in the amount of $45,000, which, in addition to a $5,000 deposit that is payable by August 14, 2012, has been accrued in accrued expenses and other current liabilities on the balance sheet as of June 30, 2012.  This note is the result of two Forfeiture Orders issued by the FCC, each released on July 23, 2012 and each assessing fines in the amount of $25,000.  These Forfeiture Orders relate to 2008 violations of Cardinal Broadband, LLC, a wholly owned subsidiary of Cardinal Communications, Inc. and Canadian Communications, LLC which Roomlinx acquired in a Unit Purchase Agreement (“UPA”) on October 1, 2010.  The violations relate to (i) the failure to provide E911 service to a condominium community in Golden, Colorado for more than two months and (ii) Cardinal Communications providing the FCC with incorrect material factual information.  Management believes that the Company is fully indemnified by the sellers under the UPA for these amounts.   However the value of the indemnification is uncertain at this time and consequently no amount has been recorded for potential recovery.

14. Subsequent Events

The Company has evaluated events and transactions that occurred between December 31, 2011 and the date the consolidated financial statements were available for issue, for possible disclosure or recognition in the consolidated financial statements. The Company has determined that there were no such events or transactions that warrant disclosure or recognition in the consolidated financial statements except as noted below.

On January 18, 2012, 125,000 warrants were granted, pursuant to the clauses outlined in the Credit Agreement dated June 5, 2009. Such warrants were issued at an exercise price of $2.00 per share and vest immediately; the warrants expire 3 years from the date of issuance.

On March 12, 2012, Roomlinx and Hyatt Corporation entered into a Master Services and Equipment Purchase Agreement pursuant to which Roomlinx has agreed to provide in-room media and entertainment solutions, including its proprietary Interactive TV (or iTV) platform, high speed internet, free-to-guest, on-demand programming and related support services, to Hyatt-owned, managed or franchised hotels that are located in the United States, Canada and the Caribbean. Roomlinx’s iTV system may be provided in the “full option” (Interactive TV), the “mid option” (SmartTV) or the “lite option” (Video on Demand).

Pursuant to this agreement, Roomlinx agrees to make financing available to hotels that exceed certain minimum credit criteria for the purchase of equipment necessary for the provision of the Services at annual interest rates of no greater than 11.5% per annum and subject to certain restrictions and limitations. The amount of financing that Roomlinx is required to provide will not exceed the lesser of (i) the amount of installation fees that are payable by Hyatt-owned hotels under Hotel Service Agreements that have not elected to receive equipment financing or (ii) $11 million.

The Master Agreement terminates on the later of (i) 60 days following the five year anniversary of the effective date or (ii) if any Hotel Services Agreement is in effect on such five year anniversary, then the Master Agreement will continue to apply to such Hotel Services Agreement until it expires.

On March 14, 2012, in connection with the Master Services and Equipment Purchase Agreement between the Company and Hyatt Corporation, the board of directors approved the grant of an aggregate of 500,000 options to purchase shares of common stock, pursuant to the Company’s Long-Term Incentive Plan, to employees and/or contractors of the Company. Such options were issued at an exercise of $4.00 per share, vest on the anniversary of the grant date ratably over a 3 year period subject to certain performance metrics determined by the board of directors, and expire 7 years from the grant date.

On March 16, 2012, 125,000 warrants were granted, pursuant to the clauses outlined in the Credit Agreement dated June 5, 2009. 81,000 of such warrants were issued at an exercise price of $2.00 per share and the remaining 44,000 of such warrants were granted at an exercise price of $4.00 per share. All of such warrants vest immediately and expire 3 years from the date of issuance.

On March 16, 2012, 44,000 warrants were granted, pursuant to the clauses outlined in the Credit Agreement dated June 5, 2009. Such warrants were issued at an exercise price of $4.00 per share and vest immediately; the warrants expire 3 years from the date of issuance.